Offerings - Offering: 1	Dec. 31, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 1,600,000.00
Amount of Registration Fee	$ 244.96
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $244.96 was paid in connection with the filing of the Schedule TO-I by First Trust Private Assets Fund (File No. 005-94462) on March 3, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.